Federated Hermes Clover Small Value Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER FSVIX)
CLASS R6 SHARES (TICKER VSFSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2024
Effective July 18, 2025, Eric Triplett no longer serves as a portfolio manager of the Federated Hermes Clover Small Value Fund (the “Fund”). Accordingly, please remove all references to Mr. Triplett from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information. Stephen K. Gutch will continue as portfolio manager to the Fund.
July 14, 2025

Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457051 (7/25)
© 2025 Federated Hermes, Inc.